Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

a) The table below sets forth the major related parties and their relationships with the Company:

Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.

b) Tuanfang Liu is also Aspire Global’s chief executive officer and a director of both the Company and Aspire Global, and his wife, Jiangyan Zhu, is also a director of both companies. As of March 31, 2023, Mr. Liu and Ms. Zhu beneficially own 66.5% and 5.0%, respectively, of the outstanding shares of both Aspire Global and the Company.

c) The Company had the following balances due from related parties:

	As of June 30,	As of March 31,
	2022	2023
Shenzhen Yi Jia	$1,872,035	$-
Tuanfang Liu	62,820	-
Total	$1,934,855	$-

The balances represent payment on behalf of these related parties, such as freight and tariff charges and others. These balances as of June 30, 2022 were all non-interest bearing, unsecured, had no due date and were repayable on demand and the balances were fully settled in November 2022.

d) The balances in due to related parties at June 30, 2022 and March 31, 2023 represent amounts due to Eigate of $40,672,768 and $0, respectively. The balances are all non-interest bearing, unsecured, have no due date and are repayable on demand.

e) For both three months ended March 31, 2022 and 2023, substantially all of the Company’s tobacco and cannabis vaping products were purchased from Shenzhen Yi Jia. As of June 30, 2022 and March 31, 2023, the accounts payable–- related party was $41,982,373 and $56,044,267, respectively, which was payable to Shenzhen Yi Jia. For the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023, the purchases from Shenzhen Yi Jia were $16,485,000, $16,961,308, $61,318,089 and $67,762,917, respectively.

12. RELATED PARTY TRANSACTIONS

a) The table below sets forth the major related parties and their relationships with the Company:

Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.

b) Tuanfang Liu is also Aspire Global’s chief executive officer and a director of both the Company and Aspire Global, and his wife, Jiangyan Zhu, is also a director of both companies. Mr. Liu and Ms. Zhu beneficially own 66.5% and 5.0%, respectively, of the outstanding shares of both Aspire Global and the Company. See Note 14.

c) The Company had the following balances due from related parties:

	As of June 30,
	2021	2022
Shenzhen Yi Jia	$31,297	$1,872,035
Tuanfang Liu	4,924	62,820
Total	$36,221	$1,934,855

The balances represent payment on behalf of these related parties, such as freight and tariff charges and others. These balances were all non-interest bearing, unsecured, have no due date and are repayable on demand.

d) See Note 14 with respect to the issuance by the Company of 50,000,000 shares of common stock.

e) The balances in due to related parties at June 30, 2022 and 2021 represent amount due to Eigate of $41,172,013 and $40,672,768, respectively. These balances were all non-interest bearing, unsecured, have no due date and are repayable on demand.

f) For the years ended June 30, 2021 and 2022, substantially all of the Company’s tobacco and cannabis products were purchased from Shenzhen Yi Jia. As of June 30, 2021 and June 30, 2022, the accounts payable - related party was $ 33,370,618 and $41,982,373, respectively, which was payable to Shenzhen Yi Jia. For the years ended June 30, 2021 and 2022, the purchases from Shenzhen Yi Jia were $52,998,928 and $74,787,679, respectively.